Maturity According to their Remaining Terms of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Maturity According to their Remaining Terms of Financial Assets and Liabilities [Abstract]
Maturity according to their remaining Terms of Financial Assets and Liabilities
42.	Maturity according to their remaining Terms of Financial Assets and Liabilities:

The table below details the main financial assets and liabilities grouped in accordance with their remaining maturity, including capitals and accrued interest as of December 31, 2024 and 2023. As these are for trading and financial instrument at fair value through other comprehensive income are included at their fair value:

	2024
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,699,076	—	—	—	2,699,076	—	—	—	—	2,699,076
Transactions in the course of collection	—	372,456	—	—	372,456	—	—	—	—	372,456
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	87,403	120,813	465,718	673,934	540,872	405,243	683,304	1,629,419	2,303,353
Debt financial instruments	—	1,714,381	—	—	1,714,381	—	—	—	—	1,714,381
Others	—	411,689	—	—	411,689	—	—	—	—	411,689
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	123,164	250,542	683,008	1,056,714	196,319	590,462	244,850	1,031,631	2,088,345
Equity Instruments	—	—	—	—	—	—	—	9,492	9,492	9,492
Derivative contracts financial for hedging purposes	—	—	—	4,783	4,783	25,936	15,741	27,499	69,176	73,959
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	55,295	31,242	754	87,291	—	—	—	—	87,291
Debt financial instruments (*)	—	—	16,833	—	16,833	477,895	131,070	318,311	927,276	944,109
Loans and advances to Banks (**)	—	398,512	57,306	211,885	667,703	—	—	—	—	667,703
Loans to customers, net (**)	—	5,405,475	2,853,497	7,464,859	15,723,831	6,849,850	4,175,945	12,186,670	23,212,465	38,936,296
Total financial assets	2,699,076	8,568,375	3,330,233	8,831,007	23,428,691	8,090,872	5,318,461	13,470,126	26,879,459	50,308,150
	2024
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities
Transactions in the course of payment	—	283,605	—	—	283,605	—	—	—	—	283,605
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	80,124	103,327	450,350	633,801	674,660	475,577	660,683	1,810,920	2,444,721
Others	—	580	—	—	580	410	—	—	410	990
Derivative contracts financial for hedging purposes	—	—	—	10,741	10,741	241	28,906	101,152	130,299	141,040
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,630,797	—	—	—	14,630,797	—	—	—	—	14,630,797
Saving accounts and time deposits (***)	—	9,205,679	2,636,427	2,073,931	13,916,037	53,594	452	547	54,593	13,970,630
Obligations by repurchase agreements and securities lending	—	109,214	65	515	109,794	—	—	—	—	109,794
Borrowings from financial institutions	—	7,945	161,196	783,552	952,693	150,775	—	—	150,775	1,103,468
Debt financial instruments issued
Letters of credit	—	138	140	161	439	40	86	285	411	850
Bonds	—	4,451	134,852	1,033,995	1,173,298	2,577,932	2,043,457	3,894,532	8,515,921	9,689,219
Other financial obligations	—	284,479	—	—	284,479	—	—	—	—	284,479
Lease liabilities	—	2,252	4,728	19,046	26,026	36,552	18,746	10,105	65,403	91,429
Debt financial instruments issued for regulatory capital purposes	—	1,815	—	112,095	113,910	13,514	11,365	930,090	954,969	1,068,879
Total financial liabilities	14,630,797	9,980,282	3,040,735	4,484,386	32,136,200	3,507,718	2,578,589	5,597,394	11,683,701	43,819,901

(*)	These balances are presented without deduction of impairment, which amount to Ch$35 million.

(**)	These balances are presented without deduction of their respective provisions, which amount to Ch$693,434 million for loans to customers and Ch$1,988 million for borrowings from financial institutions.

(***)	Excludes term saving accounts, which amount to Ch$374,593 million.
	2023
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and due from banks	2,464,648	—	—	—	2,464,648	—	—	—	—	2,464,648
Transactions in the course of collection	—	415,505	—	—	415,505	—	—	—	—	415,505
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	57,011	130,507	309,218	496,736	560,641	314,649	663,514	1,538,804	2,035,540
Debt financial instruments	—	3,363,624	—	—	3,363,624	—	—	—	—	3,363,624
Others	—	409,328	—	—	409,328	—	—	—	—	409,328
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	180,968	721,297	1,790,913	2,693,178	257,310	478,175	357,862	1,093,347	3,786,525
Equity Instruments	—	—	—	—	—	—	—	11,912	11,912	11,912
Derivative contracts financial for hedging purposes	—	—	—	14,321	14,321	1,530	21,062	12,152	34,744	49,065
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	61,005	10,322	495	71,822	—	—	—	—	71,822
Debt financial instruments (*)	—	—	—	507,261	507,261	478,818	128,728	316,334	923,880	1,431,141
Loans and advances to Banks (**)	—	2,216,942	73,506	229,483	2,519,931	—	—	—	—	2,519,931
Loans to customers, net (**)	—	5,478,882	2,587,416	6,993,529	15,059,827	7,092,458	3,965,966	11,533,023	22,591,447	37,651,274
Total financial assets	2,464,648	12,183,265	3,523,048	9,845,220	28,016,181	8,390,757	4,908,580	12,894,797	26,194,134	54,210,315
	2023
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities
Transactions in the course of payment	—	356,871	—	—	356,871	—	—	—	—	356,871
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	56,519	141,764	319,273	517,556	566,762	431,076	680,722	1,678,560	2,196,116
Others	—	2,160	126	—	2,286	19	—	—	19	2,305
Derivative contracts financial for hedging purposes	—	—	—	—	—	20,505	3,189	136,908	160,602	160,602
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	—	—	—	13,670,793	—	—	—	—	13,670,793
Saving accounts and time deposits (***)	—	10,209,874	3,459,981	1,450,857	15,120,712	60,622	595	542	61,759	15,182,471
Obligations by repurchase agreements and securities lending	—	157,015	158	—	157,173	—	—	—	—	157,173
Borrowings from financial institutions	—	176,910	65,902	5,091,283	5,334,095	26,620	—	—	26,620	5,360,715
Debt financial instruments issued
Letters of credit	—	175	282	416	873	171	80	320	571	1,444
Bonds	—	52,443	186,629	956,608	1,195,680	2,138,820	2,075,249	3,948,872	8,162,941	9,358,621
Other financial obligations	—	339,293	—	12	339,305	—	—	—	—	339,305
Lease liabilities	—	2,181	4,314	16,655	23,150	35,619	27,835	14,876	78,330	101,480
Debt financial instruments issued for regulatory capital purposes	—	1,472	—	113,256	114,728	18,826	10,216	896,044	925,086	1,039,814
Total financial liabilities	13,670,793	11,354,913	3,859,156	7,948,360	36,833,222	2,867,964	2,548,240	5,678,284	11,094,488	47,927,710

(*)	These balances are presented without deduction of impairment, which amount to Ch$58 million.

(**)	These balances are presented without deduction of their respective provisions, which amount to Ch$710,187 million for loans to customers and Ch$1,341 million for borrowings from financial institutions.

(***)	Excludes term saving accounts, which amount to Ch$355,725 million.